Schedule of Investments (unaudited) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 1.2%

Chemicals — 0.3%
Element Solutions, Inc.(a)		154,181	$1,557,228

Containers & Packaging — 0.2%
Crown Holdings, Inc.(a)		14,659	799,942

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		12,660	488,296

Hotels, Restaurants & Leisure — 0.4%
Star Group, Inc. (The)(a)		103,714	1,812,968

Media — 0.1%
Altice USA, Inc., Class A		20,929	449,555

Metals & Mining — 0.1%
Constellium NV, Class A(a)		80,736	644,273

Textiles, Apparel & Luxury Goods — 0.0%
Levi Strauss & Co., Class A(a)		166	3,909

Total Common Stocks — 1.2% (Cost: $6,721,668)			5,756,171

		Par (000)

Corporate Bonds — 83.0%

Aerospace & Defense — 4.5%
Arconic, Inc.:
5.40%, 04/15/21	USD	16	16,501
5.87%, 02/23/22		335	351,750
5.13%, 10/01/24		1,730	1,771,226
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		481	495,430
Bombardier, Inc.(b):
8.75%, 12/01/21		1,205	1,331,525
5.75%, 03/15/22		690	706,387
6.00%, 10/15/22		25	25,219
6.13%, 01/15/23		1,098	1,113,097
7.50%, 12/01/24		929	964,999
7.50%, 03/15/25		1,345	1,383,669
7.88%, 04/15/27		2,412	2,488,099
BWX Technologies, Inc., 5.38%, 07/15/26(b)		424	430,360
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		579	610,121
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		265	269,571
TransDigm UK Holdings plc, 6.88%, 05/15/26(b)		565	562,175
TransDigm, Inc.:

Security		Par (000)	Value

Aerospace & Defense (continued)
6.00%, 07/15/22	USD	58	$58,942
6.50%, 05/15/25		196	198,960
6.25%, 03/15/26(b)		8,997	9,370,375
6.38%, 06/15/26		236	233,605
7.50%, 03/15/27(b)		22	22,550

			22,404,561

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)		31	31,620

Auto Components — 1.1%
Allison Transmission, Inc.(b):
5.00%, 10/01/24		16	15,960
5.88%, 06/01/29		329	332,702
Icahn Enterprises LP:
6.75%, 02/01/24		203	211,627
6.38%, 12/15/25		501	512,899
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26		1,941	1,979,820
8.50%, 05/15/27		2,288	2,293,720

			5,346,728

Automobiles — 0.1%
Tesla, Inc., 5.30%, 08/15/25(b)		593	512,945

Banks — 0.6%
Banco Espirito Santo SA(a)(c):
2.63%, 05/08/17	EUR	100	30,848
4.75%, 01/15/18		100	32,250
4.00%, 01/21/19		100	31,409
Barclays plc:
4.38%, 09/11/24	USD	850	848,462
5.20%, 05/12/26		200	204,013
CIT Group, Inc.:
5.00%, 08/15/22		30	31,237
5.00%, 08/01/23		446	467,743
5.25%, 03/07/25		859	914,019
6.13%, 03/09/28		138	153,525
HSBC Holdings plc, (USD Swap Rate 5 Year + 3.75%), 6.00%(d)(e)		465	461,048

			3,174,554

Building Products — 0.7%(b)
CPG Merger Sub LLC, 8.00%, 10/01/21		630	626,850
JELD-WEN, Inc.:
4.63%, 12/15/25		209	198,550
4.88%, 12/15/27		4	3,770
Masonite International Corp., 5.75%, 09/15/26		251	256,020
PGT Escrow Issuer, Inc., 6.75%, 08/01/26		173	179,487
Standard Industries, Inc.:
5.50%, 02/15/23		5	5,088
5.38%, 11/15/24		602	617,050
6.00%, 10/15/25		781	817,777
5.00%, 02/15/27		126	121,943
4.75%, 01/15/28		80	76,400
USG Corp.:
5.50%, 03/01/25		37	37,573

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
4.88%, 06/01/27	USD	316	$319,358

			3,259,866

Capital Markets — 0.2%(b)
Arrow Bidco LLC, 9.50%, 03/15/24		265	262,681
Credit Suisse Group AG, (USD Swap Semi 5 Year + 4.60%), 7.50%(d)(e)		200	205,750
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 05/15/22(f)		229	231,004
FS Energy & Power Fund, 7.50%, 08/15/23		125	128,203
Lions Gate Capital Holdings LLC:
6.38%, 02/01/24		40	40,613
5.88%, 11/01/24		224	230,440

			1,098,691

Chemicals — 2.1%
Alpha 2 BV, 8.75% (8.75% Cash or 9.50% PIK), 06/01/23(b)(f)		410	398,725
Alpha 3 BV, 6.25%, 02/01/25(b)		1,900	1,833,500
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		1,003	1,004,254
Blue Cube Spinco LLC:
9.75%, 10/15/23		977	1,086,912
10.00%, 10/15/25		480	549,144
Chemours Co. (The):
6.63%, 05/15/23		204	210,903
4.00%, 05/15/26	EUR	290	329,036
5.38%, 05/15/27	USD	430	427,175
Element Solutions, Inc., 5.88%, 12/01/25(b)		2,136	2,143,690
Gates Global LLC, 6.00%, 07/15/22(b)		446	447,744
GCB MPM Escrow LLC, 8.88%, 10/15/20(a)(c)(g)		334	—
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		44	44,770
Momentive Performance Materials, Inc., 3.88%, 10/24/21		459	494,572
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		338	332,085
Olin Corp.:
5.13%, 09/15/27		90	91,013
5.00%, 02/01/30		230	223,675
PQ Corp., 5.75%, 12/15/25(b)		947	922,141

			10,539,339

Commercial Services & Supplies — 2.4%
ACCO Brands Corp., 5.25%, 12/15/24(b)		108	105,840
ADT Security Corp. (The):
3.50%, 07/15/22		103	99,266
4.13%, 06/15/23		663	639,464
4.88%, 07/15/32(b)		370	299,700
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		248	252,960

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Algeco Global Finance plc:
6.50%, 02/15/23	EUR	200	$233,305
8.00%, 02/15/23(b)	USD	566	567,415
APX Group, Inc.:
8.75%, 12/01/20		447	440,295
7.88%, 12/01/22		191	191,458
Aramark Services, Inc.:
5.00%, 04/01/25(b)		53	54,272
4.75%, 06/01/26		507	505,732
5.00%, 02/01/28(b)		444	442,171
GFL Environmental, Inc., 5.38%, 03/01/23(b)		207	195,615
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		182	164,109
Hulk Finance Corp., 7.00%, 06/01/26(b)		208	197,080
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		307	303,546
Matthews International Corp., 5.25%, 12/01/25(b)		128	122,880
Mobile Mini, Inc., 5.88%, 07/01/24		1,140	1,159,950
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		116	111,505
Nielsen Finance LLC, 5.00%, 04/15/22(b)		1,224	1,208,700
Prime Security Services Borrower LLC(b):
9.25%, 05/15/23		741	778,050
5.25%, 04/15/24		784	784,000
5.75%, 04/15/26		877	877,184
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		399	406,980
Star Merger Sub, Inc., 6.88%, 08/15/26(b)		817	835,383
Tervita Escrow Corp., 7.63%, 12/01/21(b)		501	497,243
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		208	200,200

			11,674,303

Communications Equipment — 1.1%
CommScope Finance LLC(b):
5.50%, 03/01/24		1,429	1,461,567
6.00%, 03/01/26		1,222	1,264,000
8.25%, 03/01/27		371	384,913
CommScope Technologies LLC(b):
6.00%, 06/15/25		2	1,944
5.00%, 03/15/27		914	810,426
Nokia OYJ:
4.38%, 06/12/27		187	185,130
6.63%, 05/15/39		643	686,402
ViaSat, Inc., 5.63%, 04/15/27(b)		800	814,088

			5,608,470

Construction & Engineering — 0.1%(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25		254	227,965
New Enterprise Stone & Lime Co., Inc.:
10.13%, 04/01/22		166	168,075
6.25%, 03/15/26		103	100,179

			496,219

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance — 1.8%
Ally Financial, Inc.:
4.13%, 03/30/20	USD	100	$100,659
5.13%, 09/30/24		1,032	1,084,890
8.00%, 11/01/31		3,345	4,151,982
Credit Acceptance Corp., 6.63%, 03/15/26(b)		262	266,349
Navient Corp.:
5.00%, 10/26/20		47	47,646
6.63%, 07/26/21		621	648,945
6.50%, 06/15/22		65	67,742
5.50%, 01/25/23		284	284,355
7.25%, 09/25/23		313	330,606
5.88%, 10/25/24		63	60,953
6.75%, 06/25/25		120	118,986
6.75%, 06/15/26		330	315,975
5.63%, 08/01/33		100	76,500
Springleaf Finance Corp.:
6.13%, 05/15/22		45	46,575
5.63%, 03/15/23		14	14,193
6.13%, 03/15/24		534	546,004
6.88%, 03/15/25		303	312,469
7.13%, 03/15/26		662	673,995

			9,148,824

Containers & Packaging — 2.1%
Ardagh Packaging Finance plc(b):
4.63%, 05/15/23		2,062	2,074,887
7.25%, 05/15/24		2,830	2,981,264
4.75%, 07/15/27	GBP	100	123,244
BWAY Holding Co., 5.50%, 04/15/24(b)		1,948	1,933,974
Crown Americas LLC:
4.50%, 01/15/23		37	37,370
4.75%, 02/01/26		718	721,447
4.25%, 09/30/26		629	607,771
Greif, Inc., 6.50%, 03/01/27(b)		138	141,105
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		193	197,825
OI European Group BV, 4.00%, 03/15/23(b)		274	268,863
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23		279	283,534
7.00%, 07/15/24		932	960,076
Sealed Air Corp.(b):
4.88%, 12/01/22		136	140,351
5.13%, 12/01/24		22	22,791
6.88%, 07/15/33		31	33,480

			10,527,982

Distributors — 0.3%(b)
American Builders & Contractors Supply Co., Inc.:
5.75%, 12/15/23		358	367,397
5.88%, 05/15/26		221	224,039
Core & Main LP, 6.13%, 08/15/25		877	857,531

			1,448,967

Security		Par (000)	Value

Diversified Consumer Services — 0.4%(b)
frontdoor, Inc., 6.75%, 08/15/26	USD	478	$488,755
Graham Holdings Co., 5.75%, 06/01/26		182	191,100
Laureate Education, Inc., 8.25%, 05/01/25		179	194,215
ServiceMaster Co. LLC (The), 5.13%, 11/15/24		880	883,300

			1,757,370
Diversified Financial Services — 1.1%(b)
Jefferies Finance LLC, 6.88%, 04/15/22		741	744,705
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	650	733,658
6.25%, 05/15/26	USD	792	802,890
8.25%, 11/15/26		914	896,863
Tempo Acquisition LLC, 6.75%, 06/01/25		615	619,612
Travelport Corporate Finance plc, 6.00%, 03/15/26		240	259,200
Verscend Escrow Corp., 9.75%, 08/15/26		1,524	1,520,190

			5,577,118

Diversified Telecommunication Services — 5.1%
Altice France SA(b):
7.38%, 05/01/26		3,180	3,116,400
8.13%, 02/01/27		840	849,450
CCO Holdings LLC(b):
4.00%, 03/01/23		424	423,597
5.38%, 05/01/25		37	38,203
5.75%, 02/15/26		52	54,405
5.13%, 05/01/27		2,570	2,586,062
5.88%, 05/01/27		22	22,832
5.00%, 02/01/28		2,119	2,089,652
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		587	611,214
Series W, 6.75%, 12/01/23		437	456,119
Series Y, 7.50%, 04/01/24		830	877,725
5.63%, 04/01/25		256	247,680
Series P, 7.60%, 09/15/39		21	18,427
Series U, 7.65%, 03/15/42		323	283,432
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		734	675,706
Embarq Corp., 8.00%, 06/01/36		790	769,262
Frontier Communications Corp.:
10.50%, 09/15/22		224	170,800
11.00%, 09/15/25		1,644	1,081,957
8.00%, 04/01/27(b)		1,687	1,741,828
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		1,196	1,061,450
8.50%, 10/15/24(b)		1,094	1,063,915
9.75%, 07/15/25(b)		1,561	1,584,883
Level 3 Financing, Inc.:
5.38%, 08/15/22		395	396,975
5.13%, 05/01/23		226	227,978
5.38%, 05/01/25		110	111,353
5.25%, 03/15/26		902	899,745
Level 3 Parent LLC, 5.75%, 12/01/22		205	207,112
Qualitytech LP, 4.75%, 11/15/25(b)		254	245,745
Qwest Corp., 6.75%, 12/01/21		197	209,618

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	124	$119,660
6.00%, 09/30/34		292	270,100
Telecom Italia SpA, 5.30%, 05/30/24(b)		440	442,200
Telesat Canada, 8.88%, 11/15/24(b)		212	228,430
Virgin Media Finance plc, 5.75%, 01/15/25(b)		1,347	1,368,889
Virgin Media Secured Finance plc, 5.25%, 01/15/26(b)		465	467,906

			25,020,710

Electric Utilities — 0.3%
DPL, Inc., 7.25%, 10/15/21		39	41,917
NextEra Energy Operating Partners LP(b):
4.25%, 09/15/24		221	219,343
4.50%, 09/15/27		182	177,450
Vistra Operations Co. LLC(b):
5.50%, 09/01/26		22	22,880
5.63%, 02/15/27		868	902,720

			1,364,310

Electrical Equipment — 0.3%(b)
Sensata Technologies BV:
5.63%, 11/01/24		547	582,555
5.00%, 10/01/25		142	145,550
Vertiv Group Corp., 9.25%, 10/15/24		969	964,155

			1,692,260

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC:
5.00%, 09/01/23		169	172,591
5.00%, 09/01/25		222	227,550
Itron, Inc., 5.00%, 01/15/26(b)		36	35,415

			435,556

Energy Equipment & Services — 2.5%
Apergy Corp., 6.38%, 05/01/26		170	172,125
Archrock Partners LP, 6.88%, 04/01/27(b)		221	225,354
CSI Compressco LP, 7.50%, 04/01/25(b)		518	494,690
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		172	165,980
5.70%, 10/15/39		54	36,315
4.88%, 11/01/43		455	287,787
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(h)		384	296,183
Ensco plc:
4.70%, 03/15/21		52	49,400
4.50%, 10/01/24		136	103,530
5.20%, 03/15/25		328	254,298
7.75%, 02/01/26		398	335,813
5.75%, 10/01/44		237	152,272
Nabors Industries, Inc.:
5.00%, 09/15/20		22	22,110
4.63%, 09/15/21		458	452,275
5.75%, 02/01/25		230	206,133

Security		Par (000)	Value

Energy Equipment & Services (continued)
Noble Holding International Ltd.:
7.75%, 01/15/24	USD	34	$30,612
7.88%, 02/01/26(b)		1,134	1,051,785
5.25%, 03/15/42		182	109,200
Oceaneering International, Inc., 4.65%, 11/15/24		74	68,265
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(b)		1,365	1,385,721
Pioneer Energy Services Corp., 6.13%, 03/15/22		349	216,380
Precision Drilling Corp.:
5.25%, 11/15/24		24	22,440
7.13%, 01/15/26(b)		318	315,317
Rowan Cos., Inc., 4.88%, 06/01/22		582	541,987
SESI LLC:
7.13%, 12/15/21		177	158,636
7.75%, 09/15/24		173	143,158
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		374	378,898
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)		701	729,040
Transocean, Inc.:
6.50%, 11/15/20		9	9,292
8.47%, 12/15/21		31	32,627
9.00%, 07/15/23(b)		926	987,348
7.25%, 11/01/25(b)		395	391,050
7.50%, 01/15/26(b)		349	344,638
USA Compression Partners LP:
6.88%, 04/01/26		890	913,363
6.88%, 09/01/27(b)		488	495,930
Vantage Drilling International, 9.25%, 11/15/23(b)		215	220,912
Weatherford International Ltd.:
5.13%, 09/15/20		330	290,400
6.50%, 08/01/36		116	65,540
5.95%, 04/15/42		134	75,000

			12,231,804

Entertainment — 0.6%
Ascend Learning LLC: 6.88%, 08/01/25(b)		849	843,251
Netflix, Inc.:
5.38%, 02/01/21		60	62,307
5.50%, 02/15/22		268	281,065
4.38%, 11/15/26		189	185,456
4.88%, 04/15/28		37	36,630
5.88%, 11/15/28(b)		1,261	1,331,931
WMG Acquisition Corp., 5.50%, 04/15/26(b)		190	194,988

			2,935,628

Equity Real Estate Investment Trusts (REITs) — 2.2%
CyrusOne LP:
5.00%, 03/15/24		150	153,188
5.38%, 03/15/27		116	120,025
Equinix, Inc.:
5.38%, 04/01/23		159	161,783
5.88%, 01/15/26		980	1,032,381
5.38%, 05/15/27		308	323,492
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		477	473,818

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
GEO Group, Inc. (The), 5.88%, 10/15/24	USD	166	$145,250
GLP Capital LP:
5.38%, 11/01/23		66	69,477
5.25%, 06/01/25		351	367,673
5.38%, 04/15/26		312	326,009
Iron Mountain, Inc., 4.88%, 09/15/27(b)		448	430,080
iStar, Inc.:
4.63%, 09/15/20		46	46,517
5.25%, 09/15/22		75	73,594
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		617	641,680
4.50%, 09/01/26		1,029	1,000,702
5.75%, 02/01/27(b)		84	86,940
4.50%, 01/15/28		1,036	973,840
MPT Operating Partnership LP, 5.00%, 10/15/27		1,434	1,459,095
SBA Communications Corp.:
4.00%, 10/01/22		858	861,089
4.88%, 09/01/24		1,979	1,999,384
VICI Properties 1 LLC, 8.00%, 10/15/23		209	228,893

			10,974,910

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC:
6.63%, 06/15/24		163	164,630
5.75%, 03/15/25		100	94,875
7.50%, 03/15/26(b)		170	174,887

			434,392

Food Products — 0.9%
B&G Foods, Inc., 5.25%, 04/01/25		80	76,700
Chobani LLC, 7.50%, 04/15/25(b)		216	193,590
JBS USA LUX SA(b):
5.88%, 07/15/24		898	922,695
5.75%, 06/15/25		1,458	1,495,675
6.75%, 02/15/28		645	667,359
Post Holdings, Inc.(b):
5.50%, 03/01/25		395	399,444
5.00%, 08/15/26		330	320,925
5.75%, 03/01/27		168	168,630
5.63%, 01/15/28		35	34,737
Simmons Foods, Inc., 7.75%, 01/15/24(b)		187	199,155

			4,478,910

Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)		685	696,131

Health Care Equipment & Supplies — 1.9%
Avantor, Inc.(b):
6.00%, 10/01/24		2,863	2,970,362
9.00%, 10/01/25		1,250	1,354,688
Fresenius US Finance II, Inc., 4.50%, 01/15/23(b)		127	129,505

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc.(b):
4.38%, 10/15/25	USD	313	$311,372
4.63%, 02/01/28		150	147,375
Immucor, Inc., 11.13%, 02/15/22(b)		284	288,260
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		155	154,225
5.75%, 08/01/22		352	327,360
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		2,607	2,474,043
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		676	681,070
Teleflex, Inc.:
4.88%, 06/01/26		340	346,375
4.63%, 11/15/27		304	301,532

			9,486,167

Health Care Providers & Services — 5.3%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		241	241,602
5.63%, 02/15/23		231	232,444
6.50%, 03/01/24		374	383,350
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		222	239,205
Centene Corp., 5.38%, 06/01/26(b)		3,200	3,340,000
Community Health Systems, Inc.(b):
8.63%, 01/15/24		1,061	1,062,326
8.00%, 03/15/26		629	603,840
DaVita, Inc., 5.13%, 07/15/24		502	495,725
Encompass Health Corp., 5.75%, 11/01/24		195	197,437
HCA, Inc.:
5.88%, 05/01/23		37	39,451
5.38%, 02/01/25		697	738,820
5.88%, 02/15/26		22	23,760
5.38%, 09/01/26		251	264,491
5.63%, 09/01/28		1,712	1,810,440
5.88%, 02/01/29		1,912	2,060,085
MEDNAX, Inc.(b):
5.25%, 12/01/23		343	347,287
6.25%, 01/15/27		848	856,480
Molina Healthcare, Inc.: 5.38%, 11/15/22		318	330,119
4.88%, 06/15/25(b)		170	168,087
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		775	773,062
NVA Holdings, Inc., 6.88%, 04/01/26(b)		328	324,310
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(b)(f)		1,435	1,415,628
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		1,247	1,326,496
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		285	298,481
6.75%, 07/01/25		736	666,080
10.00%, 04/15/27		298	302,470
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		566	460,583

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
6.00%, 10/01/20	USD	118	$122,277
8.13%, 04/01/22		1,770	1,904,255
4.63%, 07/15/24		1,254	1,255,944
6.25%, 02/01/27(b)		2,077	2,156,030
Vizient, Inc., 10.38%, 03/01/24(b)		451	490,147
WellCare Health Plans, Inc.:
5.25%, 04/01/25		497	514,395
5.38%, 08/15/26(b)		726	759,578

			26,204,685

Health Care Technology — 0.2%
IQVIA, Inc.:
3.25%, 03/15/25	EUR	224	256,609
5.00%, 10/15/26(b)	USD	713	729,491

			986,100

Hotels, Restaurants & Leisure — 4.4%
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	506	591,780
Boyd Gaming Corp., 6.00%, 08/15/26	USD	186	190,650
Boyne USA, Inc., 7.25%, 05/01/25(b)		230	246,100
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		496	477,707
Churchill Downs, Inc.(b):
5.50%, 04/01/27		852	863,928
4.75%, 01/15/28		299	284,424
Eldorado Resorts, Inc.:
6.00%, 04/01/25		131	132,637
6.00%, 09/15/26		187	189,805
Golden Nugget, Inc., 6.75%, 10/15/24(b)		1,218	1,224,090
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		262	261,507
5.13%, 05/01/26(b)		1,349	1,371,650
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		162	163,620
4.88%, 04/01/27		214	216,407
IRB Holding Corp., 6.75%, 02/15/26(b)		107	100,580
KFC Holding Co.(b):
5.00%, 06/01/24		35	35,700
5.25%, 06/01/26		445	449,172
4.75%, 06/01/27		96	94,320
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26(b)		68	71,244
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)		265	260,694
MGM Resorts International:
6.63%, 12/15/21		1,742	1,861,763
7.75%, 03/15/22		491	541,327
5.50%, 04/15/27		251	253,667
New Red Finance, Inc.(b):
4.25%, 05/15/24		795	787,050
5.00%, 10/15/25		3,209	3,169,850
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		265	271,604
5.25%, 11/15/23		333	339,660
Scientific Games International, Inc.:
10.00%, 12/01/22		7	7,356
5.00%, 10/15/25(b)		1,075	1,053,500
3.38%, 02/15/26	EUR	500	540,964

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
8.25%, 03/15/26(b)	USD	1,300	$1,326,845
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24		667	659,076
5.50%, 04/15/27		931	920,573
Station Casinos LLC, 5.00%, 10/01/25(b)		119	116,620
Viking Cruises Ltd.(b):
6.25%, 05/15/25		408	414,120
5.88%, 09/15/27		1,509	1,468,257
Wyndham Destinations, Inc.:
5.40%, 04/01/24		12	12,180
5.75%, 04/01/27		128	126,963
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		211	214,165
Wynn Macau Ltd., 5.50%, 10/01/27(b)		350	337,479
Yum! Brands, Inc.:
3.88%, 11/01/23		97	96,515
5.35%, 11/01/43		10	8,650

			21,754,199

Household Durables — 0.7%
Lennar Corp.:
6.63%, 05/01/20		255	262,650
4.88%, 12/15/23		50	51,500
5.25%, 06/01/26		355	365,206
4.75%, 11/29/27		465	465,217
Mattamy Group Corp.(b):
6.88%, 12/15/23		188	191,760
6.50%, 10/01/25		230	225,756
MDC Holdings, Inc., 6.00%, 01/15/43		196	167,580
Meritage Homes Corp.:
7.15%, 04/15/20		70	72,450
5.13%, 06/06/27		291	282,183
PulteGroup, Inc.:
6.38%, 05/15/33		443	441,339
6.00%, 02/15/35		244	233,935
Tempur Sealy International, Inc., 5.50%, 06/15/26		121	121,075
TRI Pointe Group, Inc.:
4.88%, 07/01/21		115	115,144
5.88%, 06/15/24		123	123,615
5.25%, 06/01/27		147	135,240
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		100	103,000
6.88%, 08/15/23		247	247,000

			3,604,650

Household Products — 0.1%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		82	84,050
7.75%, 01/15/27		483	514,395
Spectrum Brands, Inc., 5.75%, 07/15/25		66	66,495

			664,940

Independent Power and Renewable Electricity Producers — 1.8%
AES Corp.:
4.50%, 03/15/23		37	37,370
4.88%, 05/15/23		304	308,180
6.00%, 05/15/26		238	252,275
5.13%, 09/01/27		212	220,521

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.:
5.38%, 01/15/23	USD	1,504	$1,505,880
5.88%, 01/15/24(b)		188	192,700
5.50%, 02/01/24		100	99,375
5.75%, 01/15/25		453	450,735
5.25%, 06/01/26(b)		1,365	1,358,175
Clearway Energy Operating LLC:
5.38%, 08/15/24		399	398,003
5.75%, 10/15/25(b)		510	511,912
NRG Energy, Inc.:
6.63%, 01/15/27		2,543	2,736,904
5.75%, 01/15/28		253	268,180
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		159	161,782
Talen Energy Supply LLC:
6.50%, 06/01/25		78	68,640
10.50%, 01/15/26(b)		78	81,315
Vistra Energy Corp., 7.63%, 11/01/24		196	207,274

			8,859,221

Insurance — 0.8%(b)
Acrisure LLC, 8.13%, 02/15/24		175	181,328
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23		1,927	1,975,175
AmWINS Group, Inc., 7.75%, 07/01/26		216	215,460
ArdonaghMidco 3 plc, 8.63%, 07/15/23		252	215,460
HUB International Ltd., 7.00%, 05/01/26		1,240	1,227,600
USI, Inc., 6.88%, 05/01/25		148	143,745

			3,958,768

Interactive Media & Services — 0.1%(b)
Match Group, Inc., 5.63%, 02/15/29		290	293,625
Rackspace Hosting, Inc., 8.63%, 11/15/24		230	204,902

			498,527

Internet & Direct Marketing Retail — 0.1%
Uber Technologies, Inc., 7.50%, 11/01/23(b)		462	481,635

IT Services — 1.4%
Alliance Data Systems Corp., 5.88%, 11/01/21(b)		162	165,645
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)		2,370	2,298,900
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		552	550,620
Gartner, Inc., 5.13%, 04/01/25(b)		620	626,634
WEX, Inc., 4.75%, 02/01/23(b)		330	329,175
Zayo Group LLC:
6.00%, 04/01/23		690	698,625
6.38%, 05/15/25		115	115,575
5.75%, 01/15/27(b)		2,098	2,093,384

			6,878,558

Security		Par (000)	Value

Leisure Products — 0.2%
Mattel, Inc., 6.75%, 12/31/25(b)	USD	1,019	$1,002,441

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		508	527,050

Machinery — 1.7%(b)
Colfax Corp.:
6.00%, 02/15/24		728	758,030
6.38%, 02/15/26		573	609,884
Grinding Media, Inc., 7.38%, 12/15/23		347	333,120
Manitowoc Co., Inc. (The), 9.00%, 04/01/26		189	191,362
Mueller Water Products, Inc., 5.50%, 06/15/26		383	388,745
Navistar International Corp., 6.63%, 11/01/25		672	682,920
Novelis Corp.:
6.25%, 08/15/24		1,670	1,707,575
5.88%, 09/30/26		596	593,765
RBS Global, Inc., 4.88%, 12/15/25		852	841,350
SPX FLOW, Inc., 5.63%, 08/15/24		390	391,950
Stevens Holding Co., Inc., 6.13%, 10/01/26		221	227,630
Terex Corp., 5.63%, 02/01/25		472	469,640
Titan Acquisition Ltd., 7.75%, 04/15/26		973	839,213
Wabash National Corp., 5.50%, 10/01/25		403	375,798

			8,410,982

Media — 6.5%
Altice Financing SA(b):
6.63%, 02/15/23		1,073	1,097,142
7.50%, 05/15/26		843	832,041
Altice Luxembourg SA, 7.75%, 05/15/22(b)		2,353	2,353,000
AMC Networks, Inc.:
5.00%, 04/01/24		19	19,093
4.75%, 08/01/25		764	758,270
CBS Radio, Inc., 7.25%, 11/01/24(b)		18	17,910
Charter Communications Operating LLC, 4.91%, 07/23/25		10	10,552
Clear Channel International BV, 8.75%, 12/15/20(b)		947	971,859
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.50%, 11/15/22		4,212	4,304,162
9.25%, 02/15/24(b)		3,291	3,488,460
CSC Holdings LLC:
5.13%, 12/15/21(b)		327	327,409
5.38%, 07/15/23(b)		1,248	1,271,400
5.25%, 06/01/24		904	917,560
7.75%, 07/15/25(b)		1,094	1,173,315
6.63%, 10/15/25(b)		390	413,400

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
10.88%, 10/15/25(b)	USD	1,771	$2,044,619
5.50%, 05/15/26(b)		966	992,855
5.38%, 02/01/28(b)		200	200,500
6.50%, 02/01/29(b)		1,073	1,142,745
DISH DBS Corp.:
6.75%, 06/01/21		519	535,089
5.88%, 07/15/22		1,689	1,634,614
5.00%, 03/15/23		273	245,700
5.88%, 11/15/24		331	278,040
7.75%, 07/01/26		72	62,640
Gray Television, Inc.(b):
5.13%, 10/15/24		37	37,150
7.00%, 05/15/27		540	573,750
Lamar Media Corp., 5.75%, 02/01/26(b)		191	199,595
MDC Partners, Inc., 6.50%, 05/01/24(b)		466	385,615
Meredith Corp., 6.88%, 02/01/26		287	301,350
Midcontinent Communications, 6.88%, 08/15/23(b)		410	426,518
Outfront Media Capital LLC, 5.88%, 03/15/25		215	220,375
Radiate Holdco LLC(b):
6.88%, 02/15/23		90	89,100
6.63%, 02/15/25		197	190,105
Sirius XM Radio, Inc.(b):
5.38%, 04/15/25		37	37,971
5.38%, 07/15/26		19	19,410
5.00%, 08/01/27		1,059	1,059,635
TEGNA, Inc., 5.50%, 09/15/24(b)		83	83,830
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		800	784,000
Univision Communications, Inc., 5.13%, 05/15/23(b)		498	471,544
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)		202	205,030
Videotron Ltd., 5.13%, 04/15/27(b)		447	455,940
Ziggo Bond Co. BV, 5.88%, 01/15/25(b)		600	592,500
Ziggo BV, 5.50%, 01/15/27(b)		825	814,688

			32,040,481

Metals & Mining — 2.3%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(b)		200	206,000
Big River Steel LLC, 7.25%, 09/01/25(b)		356	372,127
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		273	269,587
Constellium NV(b):
5.75%, 05/15/24		1,952	1,947,120
6.63%, 03/01/25		337	343,740
5.88%, 02/15/26		478	469,336
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		1,248	1,233,960
3.88%, 03/15/23		1,728	1,703,134
4.55%, 11/14/24		605	595,925
5.40%, 11/14/34		134	121,940
5.45%, 03/15/43		2,648	2,317,027

Security		Par (000)	Value

Metals & Mining (continued)
Kaiser Aluminum Corp., 5.88%, 05/15/24	USD	181	$185,977
Steel Dynamics, Inc.:
5.25%, 04/15/23		333	338,411
4.13%, 09/15/25		456	445,740
5.00%, 12/15/26		92	93,955
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		143	144,788
Teck Resources Ltd., 4.50%, 01/15/21		26	26,377
United States Steel Corp.:
6.88%, 08/15/25		333	323,843
6.25%, 03/15/26		106	98,845

			11,237,832

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21		267	274,009

Oil, Gas & Consumable Fuels — 10.7%
Antero Midstream Partners LP:
5.38%, 09/15/24		210	211,638
5.75%, 03/01/27(b)		63	63,945
Antero Resources Corp.:
5.13%, 12/01/22		65	65,344
5.63%, 06/01/23		316	320,345
5.00%, 03/01/25		687	674,978
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22		504	552,031
7.00%, 11/01/26		225	216,281
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		502	496,980
Brazos Valley Longhorn LLC, 6.88%, 02/01/25		310	311,550
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		601	575,457
California Resources Corp., 8.00%, 12/15/22(b)		1,410	1,107,273
Callon Petroleum Co.:
6.13%, 10/01/24		403	405,015
6.38%, 07/01/26		419	420,047
Calumet Specialty Products Partners LP, 6.50%, 04/15/21		235	230,300
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		446	438,752
8.25%, 07/15/25		437	450,110
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		238	240,332
Chaparral Energy, Inc., 8.75%, 07/15/23(b)		274	187,690
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		1,034	1,167,179
5.88%, 03/31/25		936	1,017,900
5.13%, 06/30/27		1,305	1,368,619
Cheniere Energy Partners LP, 5.63%, 10/01/26(b)		816	836,400
Chesapeake Energy Corp.:
6.63%, 08/15/20		389	399,211
6.13%, 02/15/21		260	267,800
4.88%, 04/15/22		267	262,995
5.75%, 03/15/23		141	137,827
7.00%, 10/01/24		619	617,453

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
8.00%, 01/15/25	USD	406	$414,120
8.00%, 06/15/27		1,130	1,113,050
CNX Resources Corp., 5.88%, 04/15/22		2,082	2,076,795
Comstock Resources, Inc., 9.75%, 08/15/26(b)		283	260,360
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		1,295	1,469,825
Covey Park Energy LLC, 7.50%, 05/15/25(b)		302	279,350
Crestwood Midstream Partners LP, 6.25%, 04/01/23		238	243,950
CrownRock LP, 5.63%, 10/15/25(b)		1,623	1,558,080
DCP Midstream Operating LP:
5.38%, 07/15/25		435	453,487
6.45%, 11/03/36(b)		269	275,725
6.75%, 09/15/37(b)		706	727,180
Denbury Resources, Inc., 9.25%, 03/31/22(b)		585	564,525
Diamondback Energy, Inc.:
4.75%, 11/01/24(b)		700	715,610
4.75%, 11/01/24		150	153,345
5.38%, 05/31/25		150	156,562
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		887	909,175
5.75%, 01/30/28		587	614,882
EnLink Midstream Partners LP:
4.40%, 04/01/24		498	493,020
4.15%, 06/01/25		38	36,575
4.85%, 07/15/26		86	85,372
5.60%, 04/01/44		411	367,845
5.05%, 04/01/45		550	474,375
5.45%, 06/01/47		369	328,410
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		852	711,420
5.63%, 02/01/26		521	399,867
Genesis Energy LP:
6.00%, 05/15/23		55	55,412
5.63%, 06/15/24		129	123,840
6.50%, 10/01/25		127	123,508
6.25%, 05/15/26		232	219,240
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		726	548,130
Gulfport Energy Corp.:
6.63%, 05/01/23		200	194,000
6.38%, 01/15/26		75	66,375
Halcon Resources Corp., 6.75%, 02/15/25		491	294,600
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		346	352,055
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		338	299,130
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)		71	71,710
Matador Resources Co., 5.88%, 09/15/26		652	650,370
MEG Energy Corp., 6.50%, 01/15/25(b)		1,112	1,095,520
Murphy Oil Corp.:
5.75%, 08/15/25		342	352,528
7.05%, 05/01/29		24	26,381
5.87%, 12/01/42		260	232,035

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC(b):
4.88%, 08/15/27	USD	1,040	$1,050,400
7.77%, 12/15/37		691	829,200
Northern Oil and Gas, Inc., 8.50% (8.50% Cash or 1.00% PIK), 05/15/23(f)		660	682,086
Oasis Petroleum, Inc.:
6.88%, 03/15/22		291	293,910
6.88%, 01/15/23		130	130,000
6.25%, 05/01/26(b)		686	653,415
Parsley Energy LLC(b):
6.25%, 06/01/24		120	124,050
5.38%, 01/15/25		1,095	1,092,263
5.25%, 08/15/25		395	389,075
5.63%, 10/15/27		344	342,280
PBF Holding Co. LLC, 7.25%, 06/15/25		315	323,348
PDC Energy, Inc.:
1.13%, 09/15/21(h)		32	29,799
6.13%, 09/15/24		31	31,000
5.75%, 05/15/26		256	250,240
QEP Resources, Inc.:
5.38%, 10/01/22		986	963,815
5.25%, 05/01/23		313	295,003
5.63%, 03/01/26		878	794,590
Range Resources Corp.:
5.88%, 07/01/22		40	40,400
5.00%, 08/15/22		178	176,220
5.00%, 03/15/23		91	89,180
4.88%, 05/15/25		255	236,513
Sanchez Energy Corp.:
7.75%, 06/15/21		1,461	202,714
6.13%, 01/15/23		75	10,125
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23		31	31,852
5.38%, 09/30/25		145	141,738
SM Energy Co.:
6.13%, 11/15/22		505	505,000
5.00%, 01/15/24		395	365,375
5.63%, 06/01/25		141	130,374
6.75%, 09/15/26		423	405,551
6.63%, 01/15/27		64	60,800
Southern Star Central Corp., 5.13%, 07/15/22(b)		47	46,883
Southwestern Energy Co.:
6.20%, 01/23/25		260	255,450
7.50%, 04/01/26		74	75,480
7.75%, 10/01/27		450	459,563
Sunoco LP:
4.88%, 01/15/23		447	454,107
5.50%, 02/15/26		168	166,320
6.00%, 04/15/27(b)		63	63,296
5.88%, 03/15/28		185	183,613
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23		42	42,250
5.50%, 09/15/24		845	866,125
5.50%, 01/15/28		1,809	1,814,047
Targa Resources Partners LP:
5.13%, 02/01/25		104	106,080
5.88%, 04/15/26(b)		513	542,241
5.38%, 02/01/27		156	159,510
6.50%, 07/15/27(b)		759	818,771
5.00%, 01/15/28		678	668,678
6.88%, 01/15/29(b)		1,091	1,185,099

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
TerraForm Power Operating LLC(b):
4.25%, 01/31/23	USD	292	$288,493
6.63%, 06/15/25(i)		75	78,563
5.00%, 01/31/28		487	469,955
Whiting Petroleum Corp.,
6.63%, 01/15/26		541	530,180
WPX Energy, Inc.:
8.25%, 08/01/23		125	140,625
5.25%, 09/15/24		220	222,200
5.75%, 06/01/26		5	5,075

			52,944,111

Paper & Forest Products — 0.1%
Mercer International, Inc.:
6.50%, 02/01/24		188	192,230
5.50%, 01/15/26		172	168,560
Norbord, Inc., 6.25%, 04/15/23(b)		236	241,900

			602,690

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)		162	158,355

Pharmaceuticals — 2.5%
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		328	358,930
8.50%, 01/31/27		1,872	1,984,320
Bausch Health Cos., Inc.:
5.50%, 03/01/23(b)		1,140	1,145,700
4.50%, 05/15/23	EUR	643	726,911
5.88%, 05/15/23(b)	USD	912	923,400
7.00%, 03/15/24(b)		594	628,452
6.13%, 04/15/25(b)		1,157	1,145,430
5.50%, 11/01/25(b)		2,055	2,098,669
9.00%, 12/15/25(b)		755	820,157
5.75%, 08/15/27(b)		285	292,210
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		690	683,100
Elanco Animal Health, Inc., 4.90%, 08/28/28(b)		457	485,167
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		886	898,404

			12,190,850

Professional Services — 0.5%
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		2,298	2,341,088

Real Estate Management & Development — 0.2%
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		213	203,947
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		290	290,725
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		394	393,476
Newmark Group, Inc., 6.13%, 11/15/23		158	162,828

			1,050,976

Security	Par (000)		Value

Road & Rail — 0.5%(b)
Avolon Holdings Funding Ltd.:
5.13%, 10/01/23	USD	582	$592,185
5.25%, 05/15/24		499	513,970
Herc Rentals, Inc., 7.50%, 06/01/22		3	3,124
Hertz Corp. (The), 7.63%, 06/01/22		592	605,912
Park Aerospace Holdings Ltd.:
5.25%, 08/15/22		612	627,239
5.50%, 02/15/24		10	10,381

			2,352,811

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		83	92,649
Broadcom, Inc.(b):
3.13%, 04/15/21		265	264,687
3.13%, 10/15/22		367	365,323
3.63%, 10/15/24		367	364,130
4.25%, 04/15/26		367	364,288
4.75%, 04/15/29		367	365,257
Entegris, Inc., 4.63%, 02/10/26(b)		261	258,390
Qorvo, Inc., 5.50%, 07/15/26(b)		733	756,896
Sensata Technologies UK Financing Co. plc,
6.25%, 02/15/26(b)		200	212,000
Versum Materials, Inc., 5.50%, 09/30/24(b)		234	245,992

			3,289,612

Software — 4.3%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		1,073	1,098,484
CDK Global, Inc., 4.88%, 06/01/27		1,046	1,044,692
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		811	800,863
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		1,568	1,709,120
Infor US, Inc., 6.50%, 05/15/22		4,124	4,180,705
Informatica LLC, 7.13%, 07/15/23(b)		1,289	1,313,169
Nuance Communications, Inc.:
6.00%, 07/01/24		57	58,425
5.63%, 12/15/26		508	521,934
PTC, Inc., 6.00%, 05/15/24		219	229,129
RP Crown Parent LLC, 7.38%, 10/15/24(b)		1,041	1,067,025
Solera LLC, 10.50%, 03/01/24(b)		3,780	4,097,218
Sophia LP, 9.00%, 09/30/23(b)		225	233,438
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		2,399	2,422,990
Symantec Corp., 5.00%, 04/15/25(b)		657	657,981
TIBCO Software, Inc., 11.38%, 12/01/21(b)		1,599	1,702,135
Veritas US, Inc., 7.50%, 02/01/23(b)		200	191,000

			21,328,308

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	901	$926,633
Group 1 Automotive, Inc.:
5.00%, 06/01/22		132	132,330
5.25%, 12/15/23(b)		45	45,225
L Brands, Inc.:
6.88%, 11/01/35		798	689,273
6.75%, 07/01/36		119	99,960
Penske Automotive Group, Inc., 5.50%, 05/15/26		178	175,330
Staples, Inc., 8.50%, 09/15/25(b)		597	651,476

			2,720,227

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)		1,179	1,250,154
Western Digital Corp., 4.75%, 02/15/26		970	926,350
Xerox Corp.:
4.80%, 03/01/35		549	430,965
6.75%, 12/15/39		31	29,489

			2,636,958

Textiles, Apparel & Luxury Goods — 0.1%
William Carter Co. (The), 5.63%, 03/15/27(b)		263	271,876

Thrifts & Mortgage Finance — 0.3%(b)
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25		398	382,080
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23		510	525,300
9.13%, 07/15/26		521	528,815

			1,436,195

Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		29	27,405
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		247	227,734
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		113	114,978
6.50%, 10/01/25		124	122,450
HD Supply, Inc., 5.38%, 10/15/26(b)		2,988	3,047,760
United Rentals North America, Inc.:
5.50%, 07/15/25		603	616,567
4.63%, 10/15/25		571	563,863
5.88%, 09/15/26		394	407,297
6.50%, 12/15/26		187	196,818
5.50%, 05/15/27		649	655,490

			5,980,362

Wireless Telecommunication Services — 2.4%
Digicel Group Two Ltd., 8.25%, 09/30/22(b)		397	131,655
Digicel International Finance Ltd., 8.75%, 05/25/24(b)		610	603,900

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
Digicel Ltd., 6.00%, 04/15/21(b)	USD	738	$614,540
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		32	34,400
5.25%, 08/01/26		258	256,065
Sprint Corp.:
7.88%, 09/15/23		1,231	1,289,472
7.13%, 06/15/24		3,765	3,821,475
7.63%, 02/15/25		911	929,220
7.63%, 03/01/26		1,725	1,748,288
T-Mobile USA, Inc.:
4.00%, 04/15/22		239	241,689
6.38%, 03/01/25		41	42,693
6.50%, 01/15/26		441	470,768
4.50%, 02/01/26		568	567,689
4.75%, 02/01/28		914	906,003

			11,657,857

Total Corporate Bonds — 83.0% (Cost: $410,436,573)			410,704,689

Floating Rate Loan Interests — 10.8%(j)

Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 6.25%, 11/30/25(g)		80	80,399
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.78%, 11/28/21		209	204,302

			284,701

Auto Components — 0.4%
Mavis Tire Express Services Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.74%, 03/15/25		104	101,362
Panther BF Aggregator 2 LP, Term Loan B, 03/18/26(k)		1,793	1,771,717

			1,873,079

Capital Markets — 0.2%
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, 03/18/26(k)		906	879,953

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals — 0.5%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.60%, 01/31/24	USD	655	$639,550
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.75%, 08/12/22		516	514,967
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.15%, 06/28/24		63	62,706
Invictus Co., Term Loan B26, (LIBOR USD 1 Month + 6.75%), 9.24%, 03/30/26(g)		74	72,765
Messer Industries LLC, Term Loan, 03/01/26(k)		327	319,870
Starfruit Finco BV, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.74%, 10/01/25		839	825,895

			2,435,753

Commercial Services & Supplies — 0.5%
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.85%—7.01%, 06/21/24		1,887	1,803,448
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.50%, 05/30/25		726	700,624
West Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.13%, 10/10/24		99	91,916

			2,595,988

Communications Equipment — 0.0%
CommScope, Inc., Term Loan B2, 02/06/26(k)		114	113,801

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.75%, 05/23/25		592	564,028

Containers & Packaging — 0.2%
Verallia Packaging SAS, Term Loan B4, (EURIBOR 1 Month + 2.75%), 2.75%, 10/31/22	EUR	882	976,793

Diversified Consumer Services — 0.0%
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 05/06/24	USD	196	185,225

Diversified Financial Services — 0.0%
LTI Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 6.00%, 09/06/25		91	87,659
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.51%, 03/16/25		84	82,849

			170,508

Security	Par (000)		Value

Diversified Telecommunication Services — 0.2%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.48%, 08/14/26	USD	360	$344,287
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.25%, 01/31/25		818	801,093

			1,145,380

Energy Equipment & Services — 0.8%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.50%, 05/12/25		2,425	2,319,516
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 10.23%, 11/08/22(g)		1,007	996,930
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.93%, 07/13/20		424	413,009

			3,729,455

Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 6.00%, 10/10/23		69	65,598
JBS USA Lux SA, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.98% — 5.00%, 10/30/22		146	144,713

			210,311

Gas Utilities — 0.1%
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 8.10%, 06/30/25		428	424,996

Health Care Equipment & Supplies — 0.5%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.80%, 06/15/21		1,247	1,243,948
Sterigenics-Nordion Holdings LLC, Term Loan, 05/15/22(k)		1,115	1,094,485

			2,338,433

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 0.6%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 7.00%, 06/30/25	USD	232	$231,664
Concentra, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.99%, 07/25/23		328	327,999
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 10/10/25		1,342	1,253,660
Gentiva Health Services, Inc., Term Loan, (LIBOR USD 1 Month + 7.00%), 9.50%, 07/02/26		91	92,921
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 6.25%, 07/02/25(g)		411	411,335
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.25%, 04/29/22		330	323,452
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.25%, 02/06/24		177	156,499

			2,797,530

Health Care Technology — 0.3%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 7.20%, 02/05/26		1,688	1,662,680

Hotels, Restaurants & Leisure — 0.7%
GVC Holdings plc, Term Loan, (EURIBOR 6 Month + 2.75%), 2.75%, 03/29/24	EUR	1,000	1,118,419
IRB Holding Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.74%, 02/05/25	USD	284	276,917
Las Vegas Sands LLC, Term Loan, 03/27/25(k)		257	252,049
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 07/10/25		1,821	1,815,944

			3,463,329

Industrial Conglomerates — 0.4%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 08/18/24		594	593,217
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.66% - 5.88%, 02/21/25		175	170,411
PSAV Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.99%, 09/01/25(g)		102	95,249
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.49%, 03/14/25		602	602,297
Vertiv Co., Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.63%, 11/30/23		647	606,889

			2,068,063

Security		Par (000)	Value

Insurance — 0.4%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 5.23%, 05/09/25	USD	82	$78,276
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 9.00%, 08/04/25		681	689,226
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.75%, 12/31/25		971	948,934
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.60%, 05/16/24		232	224,767

			1,941,203

Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 7.00%, 02/19/26		356	352,992

IT Services — 0.8%
Boxer Parent Co., Inc., Term Loan B, 10/02/25(k)		148	144,907
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 9.25%, 04/28/25		40	39,650
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 04/29/24		130	127,614
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 8.69%, 06/15/23(g)		37	36,993
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.75%, 11/29/24		334	319,999
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.75%, 12/01/25		123	119,293
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.99%, 08/01/25		83	72,764
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 08/01/24		193	175,835
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.75%, 05/24/25		97	93,273
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 04/16/25		266	263,896
SS&C Technologies, Inc., 1st Lien Term Loan B5, (LIBOR USD 1 Month + 2.25%), 4.75%, 04/16/25		331	328,174
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 7.00%, 08/27/25		2,093	2,074,320

			3,796,718

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.75%, 08/30/24(g)		123	120,791

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery — 0.2%
Altra Industrial Motion Corp., Term Loan, 09/26/25(k)	USD	131	$128,707
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 03/28/25		1,045	969,572

			1,098,279

Media — 0.6%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.50%, 07/12/24		76	74,106
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.24% , 11/27/23		117	115,037
(LIBOR USD 6 Month + 6.63%), 6.63% , 01/02/24		2,255	2,250,854
(LIBOR USD 1 Month + 4.50%), 6.99% , 01/02/24		388	388,591
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.60%, 09/09/21(g)		260	258,271

			3,086,859

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.73%, 10/25/20		332	307,528

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.63%, 11/28/24		104	97,197

Oil, Gas & Consumable Fuels — 0.6%
BCP Raptor II LLC, Term Loan, (LIBOR USD 3 Month + 4.75%), 7.37%, 10/22/25		132	124,476
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.87% , 12/31/21		927	976,416
(LIBOR USD 1 Month + 4.75%), 7.25% , 12/31/22		1,290	1,266,371
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.75%, 11/26/21		323	326,634
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.49%, 03/01/24		220	170,690

			2,864,587

Pharmaceuticals — 0.3%
Bausch Health Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.48%, 06/02/25		461	457,785
Endo Pharmaceuticals, Inc., Term Loan B, 04/29/24(k)		733	718,097
Valeant Pharmaceuticals International, Inc., Term Loan, 11/14/25(k)		282	278,411

			1,454,293

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.49%, 02/06/26		732	721,935

Security		Par (000)	Value

Software — 1.2%
Financial & Risk US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 10/01/25	USD	4,963	$4,814,966
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 5.25%, 02/01/22		164	162,611
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.99%, 11/01/24		569	576,471
McAfee LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.25%, 09/30/24		77	77,076
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.99%, 07/31/25		147	142,050
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.75%, 04/16/25		178	176,560

			5,949,734

Specialty Retail — 0.2%
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25	EUR	992	1,088,627

Wireless Telecommunication Services — 0.6%
Ligado Networks LLC, Term Loan, (LIBOR USD 3 Month + 12.50%), 15.11%, 12/07/20	USD	636	153,368
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 11.35%, 12/07/20		2,482	1,806,845
Sprint Communications, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.50%, 02/02/24(g)		836	822,322

			2,782,535

Total Floating Rate Loan Interests — 10.8% (Cost: $55,556,265)			53,583,284

Preferred Securities — 1.8%

Capital Trusts — 1.6%(d)(j)

Banks — 1.6%
Bank of America Corp.:
Series X, 6.25%		558	591,480
Series Z, 6.50%		584	633,663
Series AA, 6.10%		1,605	1,698,267
Series DD, 6.30%		150	162,937
CIT Group, Inc., Series A, 5.80%		295	292,050
Citigroup, Inc.:
5.90%		150	152,812
6.25%		225	236,813
JPMorgan Chase & Co.:
6.22%		290	291,450
Series V, 5.00%		640	636,480

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Series Q, 5.15%	USD	190	$191,321
Series U, 6.13%		99	103,831
Series X, 6.10%		1,356	1,423,800
Wells Fargo & Co., Series U, 5.87%		1,236	1,320,666

			7,735,570

Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series P, 5.00%		207	191,216
Morgan Stanley, Series H, 5.45%		162	162,405
			353,621

Total Capital Trusts — 1.6% (Cost: $8,040,553)			8,089,191

		Shares

Trust Preferreds — 0.2%

Banks—0.2%
GMAC Capital Trust I, Series 2, 8.47%, 02/15/40(j)		32,966	$858,435

Total Trust Preferreds — 0.2% (Cost: $862,505)			858,435

Total Preferred Securities — 1.8% (Cost: $8,903,058)			8,947,626

Total Long-Term Investments — 96.8% (Cost: $481,617,564)			478,991,770

Short-Term Securities — 3.5%(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(m)		16,454,859	16,454,859
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.26%		715,546	715,546

Total Short-Term Securities — 3.5% (Cost: $17,170,405)			17,170,405

Total Investments — 100.3% (Cost: $498,787,969)			496,162,175

Liabilities in Excess of Other Assets — (0.3)%			(1,364,970)

Net Assets — 100.0%			$494,797,205

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Perpetual security with no stated maturity date.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Convertible security.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Annualized 7-day yield as of period end.

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund

(m)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	21,772,561	(5,317,702)	16,454,859	$16,454,859	$91,848	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
S&P 500 E-Mini Index	26	06/21/19	$3,689	$(49,785)

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,749,579	EUR	5,908,000	State Street Bank and Trust Co.	04/04/19	$121,158
USD	123,850	GBP	93,000	Barclays Bank plc	04/04/19	2,709
USD	6,506,721	EUR	5,775,000	State Street Bank and Trust Co.	05/06/19	9,871
USD	121,382	GBP	93,000	State Street Bank and Trust Co.	05/07/19	39

						133,777

EUR	5,775,000	USD	6,489,258	State Street Bank and Trust Co.	04/04/19	(10,054)
GBP	93,000	USD	121,182	State Street Bank and Trust Co.	04/04/19	(42)

						(10,096)

	Net Unrealized Appreciation					$123,681

18

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly Barclays Bank plc	12/20/23	B+	USD 312	$(31,982)	$(22,620)	$(9,362)
Chesapeake Energy Corp.	5.00%	Quarterly Barclays Bank plc	12/20/23	B+	USD 116	(1,163)	210	(1,373)
Chesapeake Energy Corp.	5.00%	Quarterly Barclays Bank plc	12/20/23	B+	USD 208	(2,085)	1,843	(3,928)
CenturyLink, Inc.	1.00%	Quarterly Barclays Bank plc	06/20/25	B+	USD 567	(95,506)	(93,672)	(1,834)

						$(130,736)	$(114,239)	$(16,497)

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund

Glossary of Terms Used in this Report

Currency

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Pay-In-Kind

S&P	S&P Global Ratings

20

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$5,756,171	$—	$—	$5,756,171
Corporate Bonds(a)	—	410,704,689	—	410,704,689
Floating Rate Loan Interests:
Aerospace & Defense	—	204,302	80,399	284,701
Auto Components	—	1,873,079	—	1,873,079
Capital Markets	—	879,953	—	879,953
Chemicals	—	2,362,988	72,765	2,435,753
Commercial Services & Supplies	—	2,595,988	—	2,595,988
Communications Equipment	—	113,801	—	113,801

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund

	Level 1	Level 2	Level 3	Total
Construction & Engineering	$—	$564,028	$—	$564,028
Containers & Packaging	—	976,793	—	976,793
Diversified Consumer Services	—	185,225	—	185,225
Diversified Financial Services	—	170,508	—	170,508
Diversified Telecommunication Services	—	1,145,380	—	1,145,380
Energy Equipment & Services	—	2,732,525	996,930	3,729,455
Food Products	—	210,311	—	210,311
Gas Utilities	—	424,996	—	424,996
Health Care Equipment & Supplies	—	2,338,433	—	2,338,433
Health Care Providers & Services	—	2,386,195	411,335	2,797,530
Health Care Technology	—	1,662,680	—	1,662,680
Hotels, Restaurants & Leisure	—	3,463,329	—	3,463,329
Industrial Conglomerates	—	1,972,814	95,249	2,068,063
Insurance	—	1,941,203	—	1,941,203
Interactive Media & Services	—	352,992	—	352,992
IT Services	—	3,759,725	36,993	3,796,718
Life Sciences Tools & Services	—	—	120,791	120,791
Machinery	—	1,098,279	—	1,098,279
Media	—	2,828,588	258,271	3,086,859
Multiline Retail	—	307,528	—	307,528
Multi-Utilities	—	97,197	—	97,197
Oil, Gas & Consumable Fuels	—	2,864,587	—	2,864,587
Pharmaceuticals	—	1,454,293	—	1,454,293
Professional Services	—	721,935	—	721,935
Software	—	5,949,734	—	5,949,734
Specialty Retail	—	1,088,627	—	1,088,627
Wireless Telecommunication Services	—	1,960,213	822,322	2,782,535
Preferred Securities:
Banks	858,435	7,735,570	—	8,594,005
Capital Markets	—	353,621	—	353,621
Short-Term Securities	17,170,405	—	—	17,170,405

	$23,785,011	$469,482,109	$2,895,055	$496,162,175

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$133,777	$—	$133,777
Liabilities:
Credit contracts	—	(16,497)	—	(16,497)
Equity contracts	(49,785)	—	—	(49,785)
Foreign currency exchange contracts	—	(10,096)	—	(10,096)

	$(49,785)	$107,184	$—	$57,399

(a)	See above Schedule of Investments for values in each industry.

22

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock High Yield V.I. Fund

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of December 31, 2018	$6,063,675	$6,063,675
Transfers into Level 3	1,286,813	1,286,813
Transfers out of Level 3	(3,415,590)	(3,415,590)
Accrued discounts/premiums	2,937	2,937
Net realized gain (loss)	(8,481)	(8,481)
Net change in unrealized appreciation (depreciation)(a)	80,304	80,304
Purchases	310	310
Sales	(1,114,913)	(1,114,913)

Closing Balance, as of March 31, 2019	$2,895,055	$2,895,055

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(a)	$52,867	$52,867

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

23